OPERATING LEASES (Tables)	6 Months Ended	12 Months Ended
	Jun. 20, 2016	Dec. 31, 2016
Schedule of future minimum annual payments for all operating leases

        The minimum future annual payments for all operating leases (with initial or remaining terms in excess of one year) during the next five years and thereafter, including pole rentals from January 1, 2017 through December 31, 2021, at rates now in force are as follows:

2017	$76,513
2018	70,242
2019	61,986
2020	56,953
2021	53,658
Thereafter	142,655

Cablevision Systems Corporation And Subsidiaries
Schedule of future minimum annual payments for all operating leases

        The minimum future annual payments for all operating leases (with initial or remaining terms in excess of one year) during the next five years and thereafter, including pole rentals from January 1, 2017 through December 31, 2021, are as follows:

2017	$57,853
2018	52,206
2019	44,908
2020	41,221
2021	38,697
Thereafter	141,063